Right of use assets and lease liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [Line items]
Lease debt at January 1	€ 3,640
Lease debt at December 31	3,591	€ 3,640
Consolidated entity
Lease liabilities [Line items]
Lease debt at January 1	3,317	1,075
New lease debt	314	3,427
Rent expense paid	(591)	(479)
Accretion of interest	91	47
Disposal	(25)	(743)
Exchange differences	213	(10)
Lease debt at December 31	€ 3,319	€ 3,317